INCOME TAXES - Schedule of Income Tax Benefit (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Current tax	$ 61	$ 51	$ 48
Recognition of orphan drug credits earned in prior years	0	0	(43)
Other adjustments for prior year	(6)	13	(2)
Total current tax expense	55	64	3
Origination and reversal of temporary differences	(63)	(72)	(18)
Adjustments for changes in tax rates	(5)	(22)	1
Adjustments for disallowed compensation	5	0	0
Adjustments for prior year deferred tax	7	(12)	(1)
Total deferred tax (benefit)	(56)	(106)	(18)
Total income tax (benefit)	$ (1)	$ (42)	$ (15)